Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Hedging instruments [Member] - JPY (¥)
¥ in Billions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 3	¥ 7	¥ (7)
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 3	¥ 7	¥ (7)